Business acquisitions and equity investment transactions (Other acquisitions - Narrative) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	¥ 9.8	¥ 3.1	¥ 0.5